Expense Example - Impax Global Infrastructure ETF - Impax Global Infrastructure ETF Shares	Jan. 06, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	$ 192